Securities Financing Activities	12 Months Ended
Dec. 31, 2010
Securities Financing Activities [Abstract]
Securities Financing Activities
Note 13 – Securities financing activities
JPMorgan Chase enters into resale agreements, repurchase agreements, securities borrowed transactions and securities loaned transactions (collectively, “securities financing agreements”) primarily to finance the Firm’s inventory positions, acquire securities to cover short positions, accommodate customers’ financing needs, and settle other securities obligations.
Securities financing agreements are treated as collateralized financings on the Firm’s Consolidated Balance Sheets. Resale and repurchase agreements are generally carried at the amounts at which the securities will be subsequently sold or repurchased, plus accrued interest. Securities borrowed and securities loaned transactions are generally carried at the amount of cash collateral advanced or received. Where appropriate under applicable accounting guidance, resale and repurchase agreements with the same counterparty are reported on a net basis. Fees received or paid in connection with securities financing agreements are recorded in interest income or interest expense.
The Firm has elected the fair value option for certain securities financing agreements. For a further discussion of the fair value option, see Notes 4 on pages 187–189 of this Annual Report. The securities financing agreements for which the fair value option has been elected are reported within securities purchased under resale agreements; securities loaned or sold under repurchase agreements; and securities borrowed on the Consolidated Balance Sheets. Generally, for agreements carried at fair value, current-period interest accruals are recorded within interest income and interest expense, with changes in fair value reported in principal transactions revenue. However, for financial instruments containing embedded derivatives that would be separately accounted for in accordance with accounting guidance for hybrid instruments, all changes in fair value, including any interest elements, are reported in principal transactions revenue.
The following table details the Firm’s securities financing agreements, all of which are accounted for as collateralized financings during the periods presented.

December 31, (in millions)	2010	2009

Securities purchased under resale agreements(a)	$222,302	$195,328
Securities borrowed(b)	123,587	119,630

Securities sold under repurchase agreements(c)	$262,722	$245,692
Securities loaned	10,592	7,835

(a)	Includes resale agreements of $20.3 billion and $20.5 billion accounted for at fair value at December 31, 2010 and 2009, respectively.

(b)	Includes securities borrowed of $14.0 billion and $7.0 billion accounted for at fair value at December 31, 2010 and 2009, respectively.

(c)	Includes repurchase agreements of $4.1 billion and $3.4 billion accounted for at fair value at December 31, 2010 and 2009, respectively.
The amounts reported in the table above have been reduced by $112.7 billion and $121.2 billion at December 31, 2010 and 2009, respectively, as a result of agreements in effect that meet the specified conditions for net presentation under applicable accounting guidance.
JPMorgan Chase’s policy is to take possession, where possible, of securities purchased under resale agreements and of securities borrowed. The Firm monitors the market value of the underlying securities that it has received from its counterparties and either requests additional collateral or returns a portion of the collateral when appropriate in light of the market value of the underlying securities. Margin levels are established initially based upon the counterparty and type of collateral and monitored on an ongoing basis to protect against declines in collateral value in the event of default. JPMorgan Chase typically enters into master netting agreements and other collateral arrangements with its resale agreement and securities borrowed counterparties, which provide for the right to liquidate the purchased or borrowed securities in the event of a customer default. As a result of the Firm’s credit risk mitigation practices described above on resale and securities borrowed agreements, the Firm did not hold any reserves for credit impairment on these agreements as of December 31, 2010 and 2009.
For a further discussion of assets pledged and collateral received in securities financing agreements see Note 31 on pages 280–281 of this Annual Report.